Cover Page	Nov. 07, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Entity File Number	1-13610
Entity Registrant Name	CREATIVE MEDIA & COMMUNITY TRUST CORPORATION
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	75-6446078
Entity Address, Address Line One	5956 Sherry Lane
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	972
Local Phone Number	349-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000908311
Amendment Flag	false
Common Stock, $0.001 Par Value | Nasdaq Global Market
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CMCT
Security Exchange Name	NASDAQ
Common Stock, $0.001 Par Value | Tel Aviv Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CMCT